Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets
Operating ROU assets	$ 1,785,194
Liabilities
Current operating lease liabilities	(881,349)
Non-current operating lease liabilities	(1,032,645)
Total lease liabilities	$ (1,913,994)